FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 3. FAIR VALUE OF FINANCIAL INSTRUMENTS

Notes Payable and Lines of Credit

Based upon the current economic conditions, discounted interest rates and risk characteristics, the carrying amounts of these financial instruments approximate fair value